SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Additional Financial Information Disclosure [Abstract]
Schedule of Components of Other Items, Net
The following table presents the components of “Other items, net” on the Consolidated Statements of Operations.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Pension and postretirement benefit costs	$(35)	$(80)	$(139)	$(153)
Foreign exchange losses	(5)	(11)	(47)	(66)
Other	1	(1)	4	3
Other items, net	$(39)	$(92)	$(182)	$(216)

Schedule of Supplemental Cash Flow Information
The income taxes paid (net of refunds) were as follows:

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,
	2025	2025
Federal	$—	$196
State and local:
Hawaii	—	(49)
Other	19	9
Foreign:
Canada	14	(21)
Italy	12	5
United Kingdom	2	17
Other	23	44
Total	$70	$201
Supplemental Cash Flow Information

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Cash paid for interest	$296	$524	$833	$901

Cash paid for income taxes:
Continued operations	$70	$201	$184	$22
Discontinued operations	—	—	—	85
Total cash paid for income taxes	$70	$201	$184	$107

Schedule of Net Earnings from Discontinued Operations
The following table sets forth details of net earnings from discontinued operations for the year ended December 31, 2023, which primarily relates to Simon & Schuster.

Year Ended December 31, 2023	Simon & Schuster	Other (a)	Total
Revenues	$958	$—	$958
Costs and expenses:
Operating	580	(12)	568
Selling, general and administrative	149	—	149
Restructuring charges	2	—	2
Total costs and expenses	731	(12)	719
Operating income	227	12	239
Other items, net	(9)	—	(9)
Earnings from discontinued operations	218	12	230
Benefit from (provision for) income taxes	12	(3)	9
Earnings from discontinued operations, net of tax	230	9	239
Gain on sale (net of tax of $258 million) (b)	437	—	437
Net earnings from discontinued operations, net of tax	$667	$9	$676
(a) Primarily relates to indemnification obligations for leases associated with the previously discontinued operations of Famous Players Inc.
(b) The tax provision on the gain on sale differs from the amount that would be expected at the U.S. federal statutory income tax rate primarily because the goodwill was not deductible for tax purposes.